Financial Risk Management - Schedule of Fair Values of Financial Assets and Liabilities (Detail) - Capital Risk Management [member] - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Carrying Amount [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	$ 253,356	$ 213,236
Financial liabilities	4,007,563	3,752,250
Carrying Amount [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	4,007,580	3,752,113
Carrying Amount [member] | Derivative Instruments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	(17)	137
Carrying Amount [member] | Investments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	67,306
Carrying Amount [member] | Derivative Instruments Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	7,456	23,539
Carrying Amount [member] | Plan Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	178,594	189,697
Fair Value [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	253,356	213,236
Financial liabilities	4,022,690	3,587,978
Fair Value [member] | Short-term Borrowings and Long-term Debt [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	4,022,707	3,587,841
Fair Value [member] | Derivative Instruments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial liabilities	(17)	137
Fair Value [member] | Investments [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	67,306
Fair Value [member] | Derivative Instruments Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	7,456	23,539
Fair Value [member] | Plan Assets [member]
Disclosure Of Fair Value Financial Assets And Liabilities [line items]
Financial assets	$ 178,594	$ 189,697